UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 73.5%
ENERGY - 28.9%
Energy Equipment & Services - 2.9%
1,800	ENSCO International Inc.	$92,610
1,645	Halliburton Co.	120,118
650	Helmerich & Payne Inc.	45,383
440	Nabors Industries Ltd.*	31,495
196	Noble Corp.	15,896
2,400	Patterson-UTI Energy Inc.	76,704
1,925	Schlumberger Ltd.	243,647
1,600	Unit Corp.*	89,200

	Total Energy Equipment & Services	715,053

Oil, Gas & Consumable Fuels - 26.0%
540	Amerada Hess Corp.	76,896
1,000	Anadarko Petroleum Corp.	101,010
1,200	Apache Corp.	78,612
9,079	BG Group PLC	113,614
63,258	BP PLC	727,243
1,250	Burlington Resources Inc.	114,887
800	Cameco Corp.	28,802
1,500	Canadian Natural Resources Ltd.	83,448
5,398	Chevron Corp.	312,922
2,027	ConocoPhillips	128,005
1,300	Devon Energy Corp.	79,521
2,284	EnCana Corp.	106,731
8,731	Eni SpA	248,834
16,856	Exxon Mobil Corp.	1,025,856
1,900	Frontier Oil Corp.	112,765
1,097	Gazprom, Registered Shares, Sponsored ADR	100,375
1,200	Husky Energy Inc	72,673
6	Inpex Corp.	50,632
961	Kerr-McGee Corp.	91,756
1,700	Marathon Oil Corp.	129,489
1,700	Nexen Inc.	93,700
500	Nippon Mining Holdings Inc.	4,226
10,000	Nippon Oil Corp.	78,556
1,419	Norsk Hydro ASA	196,743
1,500	Occidental Petroleum Corp.	138,975
4,709	Petroleo Brasileiro SA, Sponsored ADR	376,014
11,707	Royal Dutch Shell PLC, Class A Shares	366,901
6,200	Royal Dutch Shell PLC, Class B Shares	201,864
9,000	Saipem SpA	208,543
5,883	Santos Ltd.	47,962
660	St. Mary Land & Exploration Co.	26,948
6,359	Statoil ASA	183,519
1,683	Total SA	444,723
1,200	Trican Well Service Ltd.*	54,775
1,500	Valero Energy Corp.	89,670
1,680	Woodside Petroleum Ltd.	54,738

	Total Oil, Gas & Consumable Fuels	6,351,928

	TOTAL ENERGY	7,066,981

EXCHANGE-TRADED FUNDS - 0.1%
500	iShares Dow Jones U.S. Real Estate Index Fund	36,750

MATERIALS - 19.9%
Chemicals - 0.0%
193	Tronox Inc., Class B Shares*	3,279

Metals & Mining - 19.9%
395	Aber Diamond Corp.	15,917
769	Agnico-Eagle Mines Ltd.	23,421
2,279	Alcan Inc., Toronto Shares	104,378

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Metals & Mining (continued)
6,136	Alcoa Inc.	$187,516
9,335	Alumina Ltd.	49,555
10,279	Anglo American PLC	396,529
4,978	Arcelor	196,556
4,543	Barrick Gold Corp.	123,719
23,200	BHP Billiton Ltd.	465,374
15,974	BHP Billiton PLC	292,136
8,336	BlueScope Steel Ltd.	42,878
200	Boehler-Uddeholm AG	41,269
3,450	Boliden AB*	53,072
300	Cleveland-Cliffs Inc.	26,136
600	Companhia Vale do Rio Doce, Sponsored ADR	25,938
7,000	Daido Steel Co., Ltd.	71,195
6,000	Dowa Mining Co., Ltd.	71,748
1,190	Falconbridge Ltd.	41,690
1,500	First Quantum Minerals Ltd.	61,718
1,021	Freeport-McMoRan Copper & Gold Inc., Class B Shares	61,025
900	Gerdau SA, Sponsored ADR	20,268
4,900	Gold Fields Ltd., Sponsored ADR	107,702
1,663	Goldcorp Inc.	48,710
18,000	Grupo Mexico SA de CV, Series B Shares	50,867
4,440	Harmony Gold Mining Co., Ltd., Sponsored ADR*	70,507
258	Impala Platinum Holdings Ltd.	48,833
1,144	Inco Ltd.	57,092
396	IPSCO Inc.	41,080
4,000	JFE Holdings Inc.	161,709
3,230	Kinross Gold Corp.*	35,246
22,000	Kobe Steel Ltd.	83,697
646	Meridian Gold Inc.*	19,104
2,650	Newcrest Mining Ltd.	44,386
1,943	Newmont Mining Corp.	100,822
53,000	Nippon Steel Corp.	205,694
1,285	Nucor Corp.	134,655
15,900	OneSteel Ltd.	46,930
1,532	Phelps Dodge Corp.	123,372
1,517	Rautaruukki OYJ	56,124
400	Reliance Steel & Aluminum Co.	37,568
1,831	Rio Tinto Ltd.	103,430
8,082	Rio Tinto PLC	410,735
290	Southern Copper Corp.	24,499
93	SSAB Svenskt Stal AB, Class A Shares	4,466
267	SSAB Svenskt Stal AB, Class B Shares	11,909
37,000	Sumitomo Metal Industries Ltd.	159,028
1,540	Teck Cominco Ltd., Class B Shares	99,190
1,903	ThyssenKrupp AG	55,044
2,400	Tokyo Steel Manufacturing Co., Ltd.	48,819
916	United States Steel Corp.	55,583
300	Voestalpine AG	42,044

	Total Metals & Mining	4,860,883

	TOTAL MATERIALS	4,864,162

REAL ESTATE INVESTMENT TRUSTS (REITs) - 24.6%
Apartments - 3.0%
4,157	Archstone-Smith Trust	202,737
1,201	Avalonbay Communities Inc.	131,029
1,062	BRE Properties Inc., Class A Shares	59,472
5,311	Equity Residential	248,502
141	Essex Property Trust Inc.	15,331
1,320	Home Properties Inc.	67,452
60	Post Properties Inc.	2,670

	Total Apartments	727,193

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Diversified - 7.8%
5,750	British Land Co. PLC	$124,109
11,000	Cheung Kong Holdings Ltd.	116,450
3,600	Countrywide PLC	31,353
3,464	Crescent Real Estate Equities Co.	72,986
116,000	DB RREEF Trust	122,161
1,800	Hammerson PLC	38,820
606	Investors Real Estate Trust	5,781
1,400	iStar Financial Inc.	53,592
5,300	Land Securities Group PLC	177,724
1,300	Metrovacesa SA	110,614
13,000	Mitsubishi Estate Company Ltd.	308,694
10,000	Mitsui Fudosan Co. Ltd.	230,223
3,578	Spirit Finance Corp.	43,652
31,200	Stockland	150,203
15,000	Tokyu Land Corp.	134,304
470	Unibail	85,002
1,102	Vornado Realty Trust	105,792

	Total Diversified	1,911,460

Health Care - 0.2%
1,816	Health Care Property Investors Inc.	51,574

Industrial - 1.2%
1,135	AMB Property Corp.	61,596
3,020	Kungsleden AB	115,074
2,251	ProLogis	120,428

	Total Industrial	297,098

Industrial/Office - Mixed - 1.9%
6,150	Centro Properties Group	28,506
2,186	Duke Realty Corp.	82,959
64,000	New World Development Co., Ltd.	112,578
66,000	Sino Land Co., Ltd.	95,258
5,000	Sumitomo Realty & Development Co., Ltd.	138,729

	Total Industrial/Office - Mixed	458,030

Lodging/Resorts - 1.4%
1,013	FelCor Lodging Trust Inc.	21,374
624	Highland Hospitality Corp.	7,931
2,041	Hospitality Properties Trust	89,131
8,265	Host Marriott Corp.	176,871
5,067	MeriStar Hospitality Corp.*	52,595

	Total Lodging/Resorts	347,902

Office - 3.4%
647	Arden Realty Inc.	29,199
1,805	BioMed Realty Trust Inc.	53,500
1,400	Boston Properties Inc.	130,550
291	Corporate Office Properties Trust	13,310
4,214	Equity Office Properties Trust	141,506
1,924	Highwoods Properties Inc.	64,897
4,000	Leopalace21 Corp.	150,475
863	Reckson Associates Realty Corp.	39,543
652	SL Green Realty Corp.	66,178
13,000	Sun Hung Kai Properties Ltd.	131,927
786	Trizec Properties Inc.	20,224

	Total Office	841,309

Regional Malls - 2.6%
963	CBL & Associates Properties Inc.	40,879
2,546	General Growth Properties Inc.	124,423
21,100	GPT Group	62,429
1,958	Simon Property Group Inc.	164,746

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Regional Malls (continued)
223	Taubman Centers Inc.	$9,293
19,775	Westfield Group	242,253

	Total Regional Malls	644,023

Retail - Free Standing - 0.6%
2,417	Commercial Net Lease Realty Inc.	56,316
1,351	Getty Realty Corp.	39,314
16,800	Macquarie Goodman Group	59,937

	Total Retail - Free Standing	155,567

Self Storage - 1.0%
1,929	Public Storage Inc.	156,693
331	Shurgard Storage Centers Inc., Class A Shares	22,054
941	Sovran Self Storage Inc.	51,943

	Total Self Storage	230,690

Shopping Centers - 1.5%
1,573	Developers Diversified Realty Corp.	86,122
642	Federal Realty Investment Trust	48,278
4,097	Kimco Realty Corp.	166,502
562	Regency Centers Corp.	37,761
541	Weingarten Realty Investors	22,046

	Total Shopping Centers	360,709

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs)	6,025,555

	TOTAL COMMON STOCKS (Cost - $14,504,047)	17,993,448

FACE AMOUNT	RATING‡
CORPORATE NOTES - 0.2%
Diversified Financial Services - 0.2%
$60,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.900% due 9/28/07 (a) (Cost - $59,893)	59,567

U.S. TREASURY INFLATION PROTECTED SECURITIES - 23.5%
		U.S. Treasury Bonds, Inflation Indexed:
551,485		3.000% due 7/15/12	574,858
1,893,744		2.375% due 1/15/25	1,903,732
		U.S. Treasury Notes, Inflation Indexed:
184,130		3.625% due 1/15/08	189,215
786,000		3.875% due 1/15/09	823,150
707,232		4.250% due 1/15/10	760,081
321,981		2.000% due 1/15/14	314,347
1,246,308		1.625% due 1/15/15	1,176,545

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $5,936,262)	5,741,928

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,500,202)	23,794,943

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
25,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06 with Bank of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity- $25,010; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market value- $25,500)	25,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements (continued)
$117,000	State Street Bank & Trust Co., dated 3/31/06, 4.050% due 4/3/06; Proceeds at maturity - $117,039; (Fully collateralized by U.S. Treasury Note, 6.500% due 2/15/10; Market value - $122,619)	$117,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $142,000)	142,000

	TOTAL INVESTMENTS - 97.8% (Cost - $20,642,202#)	23,936,943
	Other Assets in Excess of Liabilities - 2.2%	542,096

	TOTAL NET ASSETS - 100.0%	$24,479,039

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 6 for definitions of ratings.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

Summary of Investments by Country *

Current Period
United States	54.0%
United Kingdom	10.5%
Japan	7.9%
Australia	6.4%
Canada	4.6%
France	2.2%
Italy	1.9%
Hong Kong	1.9%
Brazil	1.8%
Norway	1.6%
Netherlands	1.5%
Netherlands Antilles	1.0%
South Africa	1.0%
Luxembourg	0.8%
Sweden	0.8%
Spain	0.5%
Russia	0.4%
Austria	0.4%
Finland	0.2%
Germany	0.2%
Mexico	0.2%
Bermuda	0.1%
Cayman Islands	0.1%

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “A” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Real Return Strategy Fund was renamed Legg Mason Partners Real Return Strategy Fund (the “Fund”), a separate non-diversified series of Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Other Risks. The Fund primarily invests in the energy, real estate and metals and mining sectors, as well as inflation protected securities. Therefore, the Fund is subject to additional concentrations of credit and market risks associated with these industry segments, such as fluctuating prices and supplies of oil and other energy fuels, fluctuating property values, interest and mortgage related risks, price volatility caused by global economic, financial and political factors, resource availability and government regulation.

Additionally, the Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest and dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,603,052
Gross unrealized depreciation	(308,311)

Net unrealized appreciation	$3,294,741

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2006